ORGANIZATION (Details) - USD ($)				12 Months Ended
	Feb. 02, 2023	Dec. 05, 2022	Feb. 04, 2021	Dec. 31, 2022	Feb. 28, 2023	Mar. 01, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share)			$ 10.00
Gross proceeds			$ 1,000,000,000.0
Offering costs			$ 55,900,000
Deferred underwriting commissions				$ 35,000,000			$ 35,000,000
Fair market value of one or more business, percent			80.00%
Covenant, ownership interest to be acquired, minimum, percent			50.00%
Maximum percent of equity convertible without consent				15.00%
Redemption percent if business combination isn't completed				100.00%
Investments held in Trust Account				$ 1,013,382,491			1,000,284,779
Interest to pay dissolution expense				100,000
Working capital deficit				9,600,000
Total current liabilities				9,675,694			3,523,316
Cash				37,982			749,510
Working capital loan				$ 1,500,000			0
Number of shares in a Unit			1
Number of warrants in a Unit			0.5
Redemption period upon closure			10 days
Maximum Earn Out Units will be subject to vesting at the Closing				25,000,000
Percentage of certain tax benefits to be paid				85.00%
Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan						$ 1,500,000
Working capital loan outstanding				$ 1,500,000
Working Capital Loan | Maximum
Subsidiary, Sale of Stock [Line Items]
Borrowed amount				$ 2,500,000		$ 2,500,000
Sponsor Lock-Up Agreement
Subsidiary, Sale of Stock [Line Items]
Lock-Up Period				1 year
X-energy Lock-Up Agreement
Subsidiary, Sale of Stock [Line Items]
Lock-Up Period				1 year
Subsequent Event | Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan outstanding					$ 2,100,000
Subsequent Event | Amended and Restated Registration Rights Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares elected to redeem	53,002,919
Cash paid from Trust Account to redeeming shareholders	$ 539,000,000.0
Redemption price per share	$ 10.17
Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Consideration received on issuance of warrants			$ 23,000,000.0
Purchase price per share				$ 18.00
Series A Preferred Stock | Amended and Restated Registration Rights Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		45,000
Purchase price per share		$ 1,000.00
Gross proceeds form issuance		$ 45,000,000.0
Sponsor
Subsidiary, Sale of Stock [Line Items]
Cash				$ 38,000
Affiliated Entity | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from contributions from affiliates				25,000
Working capital loan			$ 278,085	$ 278,085
Affiliated Entity | Sponsor | Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan							$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			100,000,000
Number of warrants issued (in shares)				20,000,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)			13,000,000
Offering costs			$ 20,000,000.0
Over-Allotment Option | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)			1,733,333
Consideration received on issuance of warrants			$ 23,000,000.0
Deferred Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Offering costs			35,000,000.0
Deferred underwriting commissions			$ 35,000,000.0	$ 35,000,000.0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)				15,333,333
Private Placement | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)			15,333,333